Goodwill - Summary of Change in Goodwill (Details) - Southern Airways Corporation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning of period
Addition from acquisition	805
Impairment
End of period	$ 805